Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Line Items]
Accrued employee compensation and benefits		$ 8,492	$ 4,024
Accrued research and development		4,059	612
Accrued professional fees		1,888	568
Accrued other		185	1,622
Total accrued expenses	$ 30,427	14,624	$ 6,826
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Accrued Liabilities, Current [Line Items]
Accrued employee compensation and benefits	8,065	8,492
Accrued research and development	20,709	4,059
Accrued professional fees	568	1,888
Accrued other	1,085	185
Total accrued expenses	$ 30,427	$ 14,624